Long-Term Debt - Additional Information - Revolvers (Detail) - Revolving Credit Facilities [Member] shares in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) term_loan vessel shares	Dec. 31, 2015
Debt Instrument [Line Items]
Number of credit facilities | term_loan	13
Credit facility, maximum borrowing capacity	$ 1,600,000,000
Undrawn amount of revolving credit facility	500,000,000
Available capacity reduced under revolving credit facility in 2017	482,400,000
Available capacity reduced under revolving credit facility in 2018	669,700,000
Available capacity reduced under revolving credit facility in 2019	43,000,000
Available capacity reduced under revolving credit facility in 2020	0
Available capacity reduced under revolving credit facility, thereafter	$ 369,100,000
Number of vessels | vessel	68
Secured debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 150,000,000
Teekay Offshore [Member] | Securities Pledged as Collateral [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in shares) | shares	38.2
Teekay LNG [Member] | Securities Pledged as Collateral [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in shares) | shares	25.2
Teekay Tankers [Member] | Securities Pledged as Collateral [Member] | Class A [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in shares) | shares	16.8
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.45%	0.45%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	4.00%	3.95%